CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenues
Advertising	$ 1,735,649	$ 1,104,017
Cost of revenue
Advertising	1,378,377	671,286
Gross profit	357,272	432,731
Selling, general and administrative expenses	3,494,858	2,596,827
Loss from continuing operations	(3,137,586)	(2,164,096)
Other income (expense)
Interest income	3,349	643
Loss on extinguishment of convertible debt	(579,233)	0
Interest expense	(46,881)	(83,140)
Interest expense - related party	(370,963)	(323,112)
Total other expense	(993,728)	(405,609)
Net Loss from Continuing Operations	(4,131,314)	(2,569,705)
Loss from Discontinued Operations	(1,092,750)	(424,391)
Net Loss	(5,224,064)	(2,994,096)
Preferred stock dividends
Series A, Series B, Series C, Series D and Series E preferred	111,940	17,645
Total preferred stock dividends	111,940	17,645
Net loss attributable to common shareholders	$ (5,336,004)	$ (3,011,741)
Basic and diluted net loss for continuing operations per share	$ (0.08)	$ (0.06)
Basic and diluted net loss for discontinued operations per share	(0.02)	(0.01)
Basic and diluted net loss per share	$ (0.10)	$ (0.07)
Weighted average shares outstanding - basic and diluted	51,560,351	45,290,360